Business Basis of Presentation and Summary of Significant Accounting Policies (Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Dec. 31, 2008
Business, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Business Acquisition, Effective Date of Acquisition		November 1, 2010
Business Acquisition, Name of Acquired Entity		American Life Insurance Company ("American Life") and Delaware American Life Insurance Company ("DelAm") from AIG, (American Life, together with DelAm, collectively, "ALICO")
Period of Acquisition's operations included in MetLife's results	For the year ended November 30, 2011	For the one month ended November 30, 2010
Reclassification of securities from fixed maturity securities to trading securities due to adoption of embedded credit derivative scope exception guidance				$ 50,000,000
Adjustment to trading securities due to adoption of VIE guidance			278,000,000
Adjustment to commercial mortgage loans due to adoption of VIE guidance			6,800,000,000
Adjustment to long-term debt due to adoption of VIE guidance			6,800,000,000
Adjustment to fixed maturity securities due to adoption of VIE guidance			179,000,000
Adjustment to equity securities due to adoption of VIE guidance			less than $1 million
Adjustment to net investment income on consolidated assets due to VIE guidance		426,000,000
Adjustment to net investment gains (losses) due to VIE guidance		6,000,000
Adjustment to policyholder related amounts due to OTTI guidance			10,000,000
Increase in pre-tax earnings due to OTTI guidance			857,000,000
Securitized reverse residential mortgage loans - fair value option	7,652,000,000	0
Other liabilities under fair value option	7,626,000,000	0
Property, Equipment, Leasehold Improvements and Computer Software [Abstract]
Cost basis of property, equipment and leasehold improvements	2,500,000,000	2,400,000,000
Accumulated depreciation and amortization of property, equipment and leasehold improvements	1,200,000,000	1,200,000,000
Depreciation and amortization expense	199,000,000	151,000,000	151,000,000
Cost basis of computer software	2,200,000,000	2,000,000,000
Accumulated amortization of computer software	1,500,000,000	1,400,000,000
Amortization expense related to computer software	217,000,000	189,000,000	171,000,000
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	6.00%	6.00%
Participating business as a percentage of the gross life insurance premiums	21.00%	26.00%	28.00%
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax	57,889,000,000	47,218,000,000	31,737,000,000		22,095,000,000
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
Adjustment to deferred income taxes due to OTTI	0	27,000,000	(207,000,000)
Adjustment Due To Variable Interest Entities Guidance [Abstract]
Cumulative effect of initial adoption of new accounting principle on Accumulated other comprehensive income (loss), net of income tax	0	52,000,000	(335,000,000)
Consolidated Securitization Entities [Member]
Adjustment Due To Variable Interest Entities Guidance [Abstract]
Interest expense on long-term debt held by consolidated securitization entities	324,000,000	411,000,000
Retained Earnings
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax	24,814,000,000	19,446,000,000	17,695,000,000		20,774,000,000
Accounting Standards Update 2010-11 [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax		0
Accounting Standards Update 2010-11 [Member] | Retained Earnings
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax		(10,000,000)
Accounting Standards Update 2009-17 [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax			30,000,000
Adjustment Due To Variable Interest Entities Guidance [Abstract]
Cumulative effect of initial adoption of new accounting principle on Accumulated other comprehensive income (loss), net of income tax			42,000,000
Accounting Standards Update 2009-17 [Member] | Consolidated Securitization Entities [Member]
Adjustment Due To Variable Interest Entities Guidance [Abstract]
Interest expense on long-term debt held by consolidated securitization entities		411,000,000
Accounting Standards Update 2009-17 [Member] | Retained Earnings
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax			(12,000,000)
FSP FAS 115-2 and FAS 124-2 [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax			0
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
Adjustment to deferred income taxes due to OTTI			40,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | Fixed maturity securities [Member]
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			126,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | CMBS [Member]
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			13,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | ABS [Member]
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			53,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | RMBS [Member]
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			43,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | U.S. corporate securities [Member]
Adjustment Due To Other Than Temporary Impairment Guidance [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			17,000,000
FSP FAS 115-2 and FAS 124-2 [Member] | Retained Earnings
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative effect of change in accounting principle, net of income tax			$ 76,000,000
Domestic Business [Member] | Minimum [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	4.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	2.00%
Interest rate range credited to policyholder account balances	1.00%
Domestic Business [Member] | Maximum [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities	11.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	7.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	9.00%
Interest rate range credited to policyholder account balances	13.00%
Domestic Business [Member] | Participating Life Insurance Policies [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	3.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	7.00%
Domestic Business [Member] | Non-Participating Life Insurance Policies [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	10.00%
International Business [Member] | Minimum [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	2.00%
Interest rate range credited to policyholder account balances	1.00%
International Business [Member] | Maximum [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities	12.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	9.00%
Interest rate range credited to policyholder account balances	14.00%
International Business [Member] | Participating Life Insurance Policies [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	18.00%
International Business [Member] | Non-Participating Life Insurance Policies [Member]
Liability for Future Policy Benefits, Assumptions [Abstract]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	14.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Company occupied real estate, estimated life	40
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
All other property and equipment and leasehold improvements, estimated lives, minimum	3
All other property and equipment and leasehold improvements, estimated lives, maximum	7
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
All other property and equipment and leasehold improvements, estimated lives, minimum	5
All other property and equipment and leasehold improvements, estimated lives, maximum	10
Real Estate Investment [Member]
Property, Plant and Equipment [Line Items]
All other property and equipment and leasehold improvements, estimated lives, minimum	20
All other property and equipment and leasehold improvements, estimated lives, maximum	55
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Computer software, amortization period	4
VODA and VOCRA [Member]
Finite-Lived Intangible Assets [Line Items]
VODA and VOCRA useful life minimum	10
VODA and VOCRA useful life maximum	40
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Business, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Business Acquisition, Effective Date of Acquisition		November 1, 2010
Business Acquisition [Line Items]
Subsidiary's fiscal year end date	November 30